Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 11, 2023	Mar. 29, 2021	Nov. 12, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Charter Revenue, Net				$ (23,642)	$ (20,349)
Accrued Charter Revenue, Current				9,752	10,885
Accrued Charter Revenue, Noncurrent				10,937	11,627
Amortization of Time Charter Assumed, Liability				510	0	$ 621
Amortization of Assumed Time Charter, Asset				313	198	$ 197
Time Charter Assumed Asset Position [Member]
Finite-Lived Intangible Assets, Net				674	667
Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired			60.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)			7 years 4 months 24 days
Company Owning Cape Artemisio [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired		51.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)		4 years 3 months 18 days
Company Owning Arkadia [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)	2 months 12 days
Deferred Revenue [Member]
Accrued Charter Revenue Liability				$ 44,331	$ 42,861